As Filed With the Securities and Exchange Commission On May 26, 1999

                                                Securities Act File No. 33-12213
                                        Investment Company Act File No. 811-5037
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                   FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.                    [ ]

                         Post Effective Amendment No. 68                  [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 69                          [X]
                        (Check appropriate box or boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                                  915 Broadway
                               New York, NY 10010
           Address of principal executive offices, including zip code

                                 (212) 633-9700
               Registrant's Telephone Number, including Area Code:

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                                  915 Broadway
                               New York, NY 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104

                            ------------------------

It is proposed that this filing will become effective (check appropriate box)
             [ ] Immediately upon filing pursuant to paragraph (b)
             [ ] On pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [X] On July 30, 1999 pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] On pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND,
A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS


         The Pro-Conscience Women's Equity Mutual Fund is a mutual fund that seeks to provide long-term capital appreciation by investing primarily in equity securities. The Fund invests in securities of companies that satisfy certain social responsibility criteria and that are proactive toward women's social and economic equality.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




               The date of this Prospectus is ____________ , 1999

                                TABLE OF CONTENTS

An Overview of the Fund ...................................................
Performance ...............................................................
Fees and Expenses .........................................................
Investment Objective and Principal Investment Strategies...................
Principal Risks of Investing in the Fund ..................................
Management of the Fund ....................................................
Shareholder Information ...................................................
Pricing of Fund Shares ....................................................
Dividends and Distributions ...............................................
Tax Consequences ..........................................................
Rule 12b-1 Fees ...........................................................
Financial Highlights ......................................................

                             AN OVERVIEW OF THE FUND

THE FUND'S INVESTMENT GOAL

The Fund seeks to provide long-term capital appreciation by investing primarily in equity securities.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in common stocks of companies that satisfy certain social responsibility criteria and that are proactive toward women's social and economic equality. In selecting investments, the Advisor and Sub-Advisor attempt to identify which market sectors are likely to achieve attractive returns consistent with preservation of the Fund's assets. The Fund seeks to purchase individual securities within each industry sector that have sound competitive
positions   and   strategies   that  meet  the   Fund's   criteria   for  social
responsibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. For example, the following risks could affect the value of your investment:

     *    The stock market goes down
     * Interest rates go up which can result in a decline in the equity market
     * Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated
     * The Fund's social policy could cause it to underperform similar funds that do not have a social policy

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for investors who:

     * Want an equity investment in companies that are sensitive to issues affecting women
     *    Are pursuing a long-term goal such as retirement
     * Are willing to accept higher short-term risk along with higher potential for long-term growth of capital

The Fund may not be appropriate for investors:

     *    Need regular income or stability of principal
     *    Are pursuing a short-term goal

                                   PERFORMANCE

         The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year. The table shows the Fund's average return over time compared with a broad-based market index. This past performance will not necessarily continue in the future.

CALENDAR YEAR TOTAL RETURNS (%)*

[The following is the bar chart]

     1994: -0.05
     1995: 16.96
     1996: 14.49
     1997: 28.58
     1998: 28.77

[End of bar chart]

*The Fund's year-to-date return as of 3/31/99 was 14.76%.

During the period shown in the bar chart, the Fund's highest quarterly return was 22.18% for the quarter ended December 31, 1998 and the lowest quarterly return was -11.02% for the quarter ended September 30, 1998.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1998
                                                           Since Inception
                                     1 Year      5 Years      (10/1/93)
                                     ------      -------      ---------
Pro-Conscience Women's
 Equity Mutual Fund                  28.55%      17.24%          16.64%
S&P 500 Index*                       ____%       ____%           ____%

-----------
* The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies.

                                FEES AND EXPENSES

           This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price...........................   None
Maximum deferred sales charge (load)
 (as a percentage of the lower of original purchase
 price or redemption proceeds)................................   None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees...............................................   1.00%
Distribution and Service (12b-1) Fees.........................   0.25%
Other Expenses ...............................................   ____%
Total Annual Fund Operating Expenses..........................   ____%
Fee Reduction and/or Expense Reimbursement....................  (____%)

Net Expenses*.................................................   1.50%
                                                                -----
----------
* The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund's total annual operating expenses (excluding interest and taxes) to the net expense amount shown. This contract has a one-year term, renewable at the end of each fiscal year.

EXAMPLE

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

One Year .................. $
Three Years ..............  $
Five Years ................ $
Ten Years ................. $

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

           The goal of the Fund is to provide long-term capital appreciation by investing primarily in equity securities.

           The Fund emphasizes the purchase of common stock of companies that satisfy certain social responsibility criteria and that are proactive toward women's social and economic equality. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of companies believed to have these characteristics.

           The security selection process begins with an analysis of equity market sectors. The Advisor and Sub-Advisor seek to determine which sectors are expected to produce the greatest returns while controlling portfolio risk. This analysis includes the likely outcomes for inflation, profits, employment, the dollar and economic variables, together with the prices of stocks in various sectors.

           Within each industry sector, individual stock selection is based upon analysis of the company's fundamental characteristics including financial strength, response to industry and economy-wide changes and price and cost trends. The Fund seeks to purchase companies with sound competitive positions and strategies. The Fund emphasizes companies with above-average earnings growth, sustained profitability, and above-average return on invested capital.

           Company management is also evaluated based on policies toward women's social and economic equality. The Advisor and the Sub-Advisor look for companies that exhibit some or all of the following socially responsible characteristics:

* promote women to top executive positions and compensates them accordingly o have a high percentage of women directors on the board
*    have strong support from senior executives for workplace equality
* provide career development and training programs for women employees including mentoring and company-sponsored women's networking groups
* monitor hiring and promotion actively closely o offer programs addressing work/family concerns
*    use women-owned companies as vendors and service providers
*    present  positive  images  of  women in their  advertising,  promotion  and marketing
*    are  accountable  to employees,  investors and the  communities in which it
     operates   Companies   that   exhibit   some   or  all  of  the   following
     characteristics are also considered:
*    sensitive to minority issues
*    exhibit fair employee relations
*    provide high quality products or services
*    sensitive to environmental concerns

           The following characteristics are viewed negatively when selecting potential investments:

*    has a pattern of Equal Employment Opportunity Act violations
*    promotes sexist stereotypes in the workplace or in their advertising
* markets products that adversely affect women o unwillingness to engage in dialogue concerning women's issues

           The Fund anticipates that it will have a low rate of portfolio turnover. This means that the Fund has the potential to be a tax efficient investment. This should result in the realization and the distribution to shareholders of lower capital gains, which would be considered tax efficient. This anticipated lack of frequent trading also leads to lower transaction costs, which could help to improve performance.

           Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

                    PRINCIPAL RISKS OF INVESTING IN THE FUND

           The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return are discussed above in "Principal Risks of Investing in the Fund." These risks are discussed in more detail below.

           MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

           SOCIAL POLICY RISK. The Fund's social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are (a) stocks that meet the Fund's social criteria could underperform those stocks that do not meet this criteria; and (b) a company's social policy could cause the Fund to sell or not purchase stocks that subsequently perform well.

           YEAR 2000 RISK. The risk that the Fund could be adversely affected if the computer systems used by the Advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Problem." This situation may negatively affect the companies in which the Fund invests and by extension the value of the Fund's shares. Although the Fund's service providers are taking steps to address this issue, there may still be some risk of adverse effects.

                             MANAGEMENT OF THE FUND

THE ADVISOR

           Pro-Conscience Funds Incorporated, founded in 1993, is the investment advisor to the Fund. The Advisor's address is 625 Market Street, 16th Floor, San Francisco CA 94105. The Advisor develops the Fund's investment policy, including guidelines and social criteria for screening companies for their policies on behalf of women, and oversees the management of the Fund's investments. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended March 31, 1999, the Advisor received advisory fees of ___% of the Fund's average net assets, net of waiver.

THE SUB-ADVISOR

           United States Trust Company of Boston is the Sub-Advisor to the Fund. The Sub-Advisor's address is 40 Court Street, Boston, MA 02108. The Sub-Advisor is a Massachusetts-chartered banking and trust company and is a wholly-owned subsidiary of UST Corporation, a Massachusetts bank holding company. Neither the Sub-Advisor nor UST Corporation is affiliated with United States Trust Company of New York. The Trust Department of the Sub-Advisor has managed funds as a fiduciary since 1895. The Sub-Advisor has approximately $__ billion of assets under management.

           The Sub-Advisor is recognized as one of the premier firms in the business of managing investment portfolios subject to socially responsive investment criteria. Together with the Advisor, the Sub-Advisor, is responsible for providing the social screening for the Fund's portfolio, as well as formulating and implementing the Fund's investment program. For its services, the Advisor pays the Sub-Advisor a monthly sub-advisory fee based upon the Fund's average daily net assets. For the fiscal year ended March 31, 1999, the Sub-Advisor received from the Advisor sub-advisory fees of ___% of the Fund's average net assets.

PORTFOLIO MANAGERS

           Heidi Soumerai, Vice President of the Sub-Advisor, and William Apfel, Senior Vice President of the Sub-Advisor, are the Fund's Co-Portfolio Managers. Ms. Soumerai is Director of Social Research and oversees the activities of the team of social research analysts who analyze corporate social responsibility issues and engage in a variety of social change activities. She is a Chartered Financial Analyst and has been associated with the Sub-Advisor since 1985. Mr. Apfel is a Chartered Financial Analyst and has been associated with the Sub-Advisor since 1989. He is a Chairperson of the Sub-Advisor's Securities Research Committee, Director of Securities Research and Co-Chair of the Sub-Advisor's Portfolio Composition Committee.

FUND EXPENSES

           The Fund is responsible for its own operating expenses. At times, the Advisor may reduce its fees and/or pay expenses of the Fund in order to reduce the Fund's aggregate annual operating expenses. Any reduction in advisory fees or payment of expenses made by the Advisor are subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES

           You may open a Fund account with $1,000 and add to your account at any time with $100 or more. You may open a retirement plan account with $500 and add to you account at any time with $100 or more. After you have opened a Fund account, you also may make automatic subsequent monthly investments with $50 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by First Fund Distributors, Inc., the Fund's Distributor..

           You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund and the Distributor reserve the right to reject any purchase in whole or in part.

BY CHECK

           If you are making an initial investment in the Fund, simply complete the Application Form included with this Prospectus and mail it with a check (made payable to "Pro-Conscience Women's Equity Mutual Fund") to:

Pro-Conscience Women's Equity Mutual Fund
P.O. Box 640856
Cincinnati, OH 45264-0856

           If you wish to send your Application Form and check via an overnight delivery service (such as FedEx), you should call the Transfer Agent at (800-282-2340) for instructions:

           If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Pro-Conscience Women's Equity Mutual Fund" to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

BY WIRE

           If you are making an initial investment in the Fund, before you wire funds you should call the Transfer Agent at (800) 282-2340 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

Firstar Bank, N.A. Cinti/Trust
ABA Routing #0420-00001-3
Pro-Conscience   Women's  Equity  Mutual  Fund  DDA   #483898037   Account  name
(shareholder name) Shareholder account number

           If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

           You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

AUTOMATIC INVESTMENT PLAN

           For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $50. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

           The Fund offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling (800) 282-2340. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact the Distributor or your securities dealer.

HOW TO SELL SHARES

           You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to the Fund or through your investment representative.

           You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration.
You should send your redemption request to:

Pro-Conscience Women's Equity Mutual Fund
P.O. Box 5536
Hauppauge, NY 11788-0132

           To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted for any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

           If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 282-2340 before 4:00 p.m., Eastern time, on any business day the NYSE is open for trading. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

           When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

           Before executing an instruction received by telephone, the Fund and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

           You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 282-2340 for instructions.

           You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

           Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

           The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Fund takes any action.

           The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances.

SYSTEMATIC WITHDRAWAL PROGRAM

           As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

           A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                             PRICING OF FUND SHARES

           The price of the Fund's shares is based on the Fund's net asset value. This is done by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

           The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS

           The Fund will make distributions of dividends and capital gains, if any, at least annually, typically after year end. The Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

           All distributions will be reinvested in Fund shares unless you request in writing to the Transfer Agent that you wish to receive your distributions in cash. This written request must be received by the Transfer Agent in advance of the payment date for the distribution.

                                TAX CONSEQUENCES

           The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

           If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                 RULE 12b-1 FEES

           The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The annual distribution and service fee is 0.25% of the Fund's average daily net assets which is payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

           This table shows the Fund's financial performance for the past five years. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by _____________, independent accountants. Their report and the Fund's financial statements are included in the Annual Report, which is available upon request.

                   PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND,
           A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS (THE "TRUST")

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                            Telephone: 1-800-282-2340

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You can get text-only copies:

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-6009, or

*    For a fee, by calling 1-800-SEC-0330, or

*    Free   of   charge   from   the    Commission's    Internet    website   at
     http://www.sec.gov.


                                         (The Trust's SEC Investment Company Act
                                                        file number is 811-5037)

                       STATEMENT OF ADDITIONAL INFORMATION
                              _______________, 1999

                   PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND,
                                   A SERIES OF
                        PROFESSIONALLY MANAGED PORTFOLIOS
                          625 MARKET STREET, 16TH FLOOR
                             SAN FRANCISCO, CA 94025
                                 (415) 547-9135
                                 (800) 282-2340


      This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated ________, 1999, as may be revised, of the Pro-Conscience Women's Equity Mutual Fund (the "Fund"), a series of Professionally Managed Portfolios (the "Trust"). Pro-Conscience Funds Incorporated (the "Advisor") is the advisor to the Fund. United States Trust Company of Boston (the "Sub-Advisor") is the sub-advisor to the Fund. A copy of the Fund's Prospectus is available by calling either of the numbers listed above.

                                TABLE OF CONTENTS



The  Trust................................................................B-
Investment Objective and Policies.........................................B-
Investment Restrictions...................................................B-
Distributions and Tax Information.........................................B-
Trustees and Executive Officers...........................................B-
The Fund's Investment Advisor.............................................B-
The Fund's Administrator..................................................B-
The Fund's Distributor....................................................B-
Execution of Portfolio Transactions.......................................B-
Portfolio  Turnover.......................................................B-
Additional Purchase and Redemption Information............................B-
Determination of Share Price..............................................B-
Performance Information...................................................B-
General Information.......................................................B-
Financial Statements......................................................B-
Appendix  A...............................................................B-
Appendix  B...............................................................B-

                                    THE TRUST

           Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust may consist of various series which represent separate investment portfolios. This SAI relates only to the Fund.

           The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

           The Pro-Conscience Women's Equity Mutual Fund is a mutual fund with the investment objective of providing long-term capital appreciation by investing primarily in equity securities. The Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and it may hold no more than 10% of the voting securities of any issuer. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

PREFERRED STOCK

           The Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

REPURCHASE AGREEMENTS

           The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

           For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

           Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

FIXED-INCOME SECURITIES

           Although equity securities are the primary focus for the Fund, the Advisor may also purchased fixed-income securities for the Fund's portfolio in pursuing its investment goal. Bond investments made by the Fund normally are those which are considered investment grade, including bonds which are direct or indirect obligations of the U.S. government, or which at the date of investment are rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's) or of comparable quality as determined by the Fund.

Bonds rated Baa or BBB are considered medium-grade obligations with speculative characteristics and are more susceptible to changing market conditions.

           Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it is held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in Appendix A.

           U.S. Government securities in which the Fund may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Banks, Government National Mortgage Association, International Bank for Reconstruction and Development and Student Loan Marketing Association.

           All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against United States in the event that the agency or instrumentality does not meet its commitment.

           Among the U.S. Government securities that may be purchased by the Fund are "mortgage-backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates," both of which represent pools of mortgages that are assembled, with interests sold in the pool. Payments of principal (including prepayments) and interest by individual mortgagors are "passed through" to the holders of interests in the pool; thus each payment to holders may contain varying amounts of principal and interest. Prepayments of the mortgages underlying these securities may result in the Fund's inability to reinvest the principal at comparable yields. Mortgage-backed securities also include "collateralized mortgage obligations," which are similar to conventional bonds in that they have fixed maturities and interest rates and are secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and

Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

WHEN-ISSUED SECURITIES

           The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund's Custodian will segregate liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

ILLIQUID SECURITIES

           The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

           Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

           In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

FOREIGN SECURITIES

           The Fund may invest up to 20% of its assets in securities of foreign issuers. The Fund may also invest without limit in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

           AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. Among the means through which the Fund may invest in foreign securities is the purchase of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

           RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

           POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

           CURRENCY FLUCTUATIONS. The Fund may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

           EURO CONVERSION. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion, that will take place over a several-year period, could have potential adverse effects on the Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Fund's operations. The Fund and the Advisor are working with providers of services to the Fund in the areas of clearance and settlement of trade to avoid any material impact on the Fund due to the euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on the Fund.

           MARKET CHARACTERISTICS. The Advisor expects that many foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing, they usually have substantially less volume than U.S. markets, and the Fund's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

           LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

           TAXES. The interest and dividends payable on some of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

           COSTS. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

CURRENCY CONTRACTS AND RELATED OPTIONS

           To the extent consistent with its investment objective and policies relating to investment in foreign securities, the Fund is authorized to engage in currency exchange transactions by means of buying and selling foreign currency on a spot basis, entering into foreign currency forward contracts, buying and selling currency options, futures and options on futures to the extent of up to 5% of its assets. The Fund has no present intention to do so.

           These transactions involve certain risks. For example, there are significant differences between the securities markets and options, futures or currency contract markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use these transactions involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

           There can be no assurance that a liquid market will exist when the Fund seeks to close out an options, futures or currency contract position. The variable degree of correlation between price movements of options, futures or currency contracts and price movements in the related portfolio positions of the Fund creates the possibility that losses on these transactions may be greater than gains in the value of the Fund's position. Also, options, futures and currency contract markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or might incur a loss. Although the use of these transactions is intended to reduce the risk of loss due to a decline in the value of the Fund's underlying position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. If the Fund determines to make use of these transactions to the limited degree set forth above, the Fund will observe the federal and other regulatory requirements pertaining to such transactions and will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such transactions to avoid leveraging of the Fund.

SHORT-TERM INVESTMENTS

           The  Fund  may  invest  in  any  of  the  following   securities  and
instruments:

           CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

           In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

           COMMERCIAL PAPER AND SHORT-TERM NOTES. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

           Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.

                             INVESTMENT RESTRICTIONS

           The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

           1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

           2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

               (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

           3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

           4. Purchase or sell commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this Statement of Additional Information).

           5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S.
Government, its agencies or instrumentalities.)

           6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contract or repurchase transactions.

           7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.

           8. Purchase or sell real estate; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

           The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

           9. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

           10. Invest in any issuer for purposes of exercising control or management.

           11. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

           12. Invest, in the aggregate, more than 15% of its net assets in securities which are not readily marketable or are illiquid.

           If a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing or the purchase of restricted or illiquid securities.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

           Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about
December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

           Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

TAX INFORMATION

           Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. It is the Fund's policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.

           The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

           The Fund may purchase and write certain options, futures and foreign currency. Such transactions are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. For example, such contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless certain special elections are made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles," may also affect the taxation of the Fund's transactions in options, futures, and foreign currency contracts. Under Section 1092 of the Code, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain of such transactions.

           Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Portfolio designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Portfolio for its taxable year. The deduction, if any, may be reduced or eliminated if Portfolio shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

           Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

           Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the current maximum federal tax rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

           The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as its qualifies as regulated investment companies for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

           The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

           In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS

           The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Steven J. Paggioli,* 04/03/50  President and Trustee

915 Broadway, New York, New York 10010. Executive Vice President, The Wadsworth Group (consultants); Executive Vice President of Investment Company Administration, LLC ("ICA") (mutual fund administrator and the Trust's administrator),and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor).

Dorothy A. Berry,   08/12/43 Chairman and Trustee

14 Five Roses East, Ancram, NY 12502. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook  09/10/39  Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel   05/23 /38  Trustee

2 Crown Cove Lane,  Savannah,  GA 31411.  Private  Investor.  Formerly  Managing
Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington   06/01/44   Trustee

1191 Valley Road, Clifton, New Jersey 07103. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky*    6/17/47    Treasurer

2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992- 1996).

Robin Berger*      11/17/56   Secretary

915 Broadway, New York, New York 10010. Vice President, The Wadsworth Group.

Robert H. Wadsworth*    01/25/40   Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group, President of ICA and FFD.

* Indicates an "interested person" of the Trust as defined in the 1940 Act.

           Set forth below is the rate of compensation received by the following Trustees from all portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the portfolios of the Trust.

Name of Trustee                              Total Annual Compensation
---------------                              -------------------------
Dorothy A. Berry                                      $25,000
Wallace L. Cook                                       $20,000
Carl A. Froebel                                       $20,000
Rowley W.P. Redington                                 $20,000

           During the fiscal year ended March 31, 1999, trustees' fees and expenses in the amount of $____ were allocated to the Fund. As of the date of this SAI, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

                          THE FUND'S INVESTMENT ADVISOR

           As stated in the Prospectus, investment advisory services are provided to the Fund by Pro-Conscience Funds Incorporated, the Advisor, pursuant to an Investment Advisory Agreement. (the "Advisory Agreement"). As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%.

           The use of the name "Pro-Conscience" by the Fund is pursuant to a license granted by the Advisor, and in the event the Advisory Agreement with the Fund is terminated, the Advisor has reserved the right to require the Fund to remove any references to the name "Pro-Conscience."

           The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

           For the fiscal year ended March 31, 1999, the Fund's advisory fees were $______, net of a waiver of $________. For the same period, the Advisor voluntarily reimbursed the Fund for expenses in the amount of $_________.

           For the fiscal year ended March 31, 1998, the Advisor waived a portion of its advisory fee and reimbursed the Fund for expenses in the total amount of $89,230.

           For the fiscal year ended March 31, 1997, the Advisor waived its advisory fee and reimbursed the Fund for expenses in the total amount of $79,519.

SUB-ADVISOR

           United States Trust Company of Boston is the Sub-Advisor to the Fund, pursuant to a Sub-Advisory agreement approved by shareholders at a meeting held on September 15, 1995. The Sub-Advisor, together with the Advisor, is responsible for formulating and implementing the Fund's investment program.

           The Sub-Advisory Agreement, after its initial term, continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Sub-Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

           For its services, the Sub-Advisor receives a Sub-Advisory fee from the Advisor at the rate of 0.25% of the Fund's average net assets annually. For the fiscal year ended March 31, 1999, the Sub-Advisor received fees from the Advisor of $______. For the fiscal year ended March 31, 1998, the Sub-Advisor waived its fee.

                            THE FUND'S ADMINISTRATOR

           The Fund has an Administration Agreement with Investment Company Administration, LLC (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required notice filings necessary to maintain the Fund's ability to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee at the following annual rate:

Average Net Assets                           Fee or Fee Rate
------------------                           ---------------
Under $15 million                                $30,000
$15 to $50 million                                  0.20%
$50 to $100 million                                 0.15%
$100 to $150 million                                0.10%
Over $150 million                                   0.05%

           For the fiscal years ended March 31, 1999 and 1998, the Administrator received fees of $______ and $30,000, respectively. For the fiscal year ended March 31, 1997, the Administrator received a fee of $7,397, net of a waiver of $22,603.

                             THE FUND'S DISTRIBUTOR

           First Fund Distributors, Inc. (the "Distributor"), a corporation owned by Messrs. Banhazl, Paggioli and Wadsworth, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

DISTRIBUTION PLAN

           At a meeting held on September 15, 1995, shareholders approved a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may pay distribution and related expenses of up to 0.25% of the Fund's average net assets to the Advisor, as Distribution Coordinator. Expenses permitted to be paid include preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of the Fund and such other expenses as may be approved from time to time by the Board of Trustees.

           The Plan allows excess distribution expenses to be carried forward by the Advisor, as Distribution Coordinator, and resubmitted in a subsequent fiscal year, provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward and (iii) the Trustees make a further determination, at the time any distribution expenses which have been carried forward are submitted for payment, that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

           Under the Plan, the Trustees are furnished quarterly with information detailing the amount of expenses paid under the plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually.

           For the fiscal year ended March 31, 1999, the Fund paid fees pursuant to the Plan of $_____ to the Advisor, as Distribution Coordinator, of which $____ was for selling compensation, $_____ was for expenses related to advertising and sales material, $_____ was for reimbursement of travel and entertainment expenses and $_____ related to Distributor printing expenses.

           For the year ended March 31, 1998, the Fund paid fees pursuant to the Plan of $13,762 to the Advisor as Distribution Coordinator, of which $229 was for selling compensation, $7,704 was for expenses related to advertising and sales material, $2,442 was for reimbursement of travel and entertainment expenses and $3,388 related to Distributor printing expenses.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

           Pursuant to the Advisory Agreement and Sub-Advisory Agreement, the Advisor and Sub-Advisor determine which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor and Sub-Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

           Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

           In placing portfolio transactions, the Advisor and Sub-Advisor will use their reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor or Sub-Advisor that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. The Advisor and Sub-Advisor consider such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreements with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

           While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor or Sub-Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor or Sub-Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor and Sub-Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's and Sub-Advisor's overall responsibilities to the Fund.

           Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor and Sub-Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor and Sub-Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

           The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage.

However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

           For the fiscal year ended March 31, 1999, the Fund paid $______ in brokerage commissions. Of such amount $_______ was paid to broker-dealers who furnished research, statistical or other services to the Advisor or Sub-Advisor.

           For the fiscal year ended March 31, 1998, the Fund paid $3,421 in brokerage commissions. Of such amount $75 was paid to brokers who furnished research, statistical or other services to the Advisor or Sub-Advisor.

           For the fiscal year ended March 31, 1997, the Fund paid $6,012 in brokerage commissions.

                               PORTFOLIO TURNOVER

           Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." The Fund's portfolio turnover rate for the fiscal years ended March 31, 1999 and 1998 was ___% and 27.21%, respectively.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

           The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

           The public offering price of Fund shares is the net asset value. Each Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price.

           The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

           The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

HOW TO SELL SHARES

           You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

           Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

DELIVERY OF REDEMPTION PROCEEDS

           Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

           The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

TELEPHONE REDEMPTIONS

           Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

           The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.
For information, consult the Transfer Agent.

           During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND

           The Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

AUTOMATIC INVESTMENT PLAN

           As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

           As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of the Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

           In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

           The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                             PERFORMANCE INFORMATION

           From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.

           The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

           Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

           The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                        n
                                  P(1+T) = ERV

Where:      P  =  a hypothetical initial purchase order of $1,000
            T  =  average annual total return
            n  =  number of years
          ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

           Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

           Average annual total return for the Fund for the periods ending March 31, 1999 are as follows:

One Year                       14.76%
Five Years                     16.97%
Life of Fund*                  16.26%

----------
The Fund commenced operations on October 1, 1993.

                               GENERAL INFORMATION

           Investors in the Fund will be informed of the Fund's progress through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

           Firstar Institutional Custody Services, located at 425 Walnut St., Cincinnati, Ohio 45201 acts as Custodian of the securities and other assets of the Fund. American Data Services, P.O. Box 5536, Hauppauge, NY 11788-0132 acts as the Fund's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.

           ____________________________, are the independent auditors for the Fund.

           Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Fund.

           The following persons are beneficial owners of more than 5% of the Fund's outstanding voting securities as of May __, 1999. An asterisk (*) denotes an account affiliated with the Fund's investment advisor, officers or trustees:








           The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

           Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

           The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

                              FINANCIAL STATEMENTS

           The annual report to shareholder for the Fund for the fiscal year ended March 31, 1999 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

                                   APPENDIX A
                             CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

           Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

           A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

           Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

           Ba: Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

           B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

           Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

           Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

STANDARD & POOR'S RATINGS GROUP

           AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

           AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

           A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

           BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

           BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

           The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

           Prime-1: Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

           Prime-2: Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

           A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

           A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                        PROFESSIONALLY MANAGED PORTFOLIOS

                                     PART C

ITEM 23. EXHIBITS.

            (1)   Agreement and Declaration of Trust (1)
            (2)   By-Laws (1)
            (3)   Specimen stock certificate (6)
            (4)   Form of Investment Advisory Agreement (2)
            (5)   Form of Distribution Agreement (2)
            (6)   Not applicable
            (7)   Form of Custodian Agreement with Star Bank, NA (5)
            (8)   (1) Form of Administration  Agreement with Investment  Company
                      Administration, LLC (3)
                  (2)(a)Fund  Accounting  Service  Agreement  with American Data
                        Services (5)
                  (2)(b)Transfer  Agency and  Service  Agreement  with  American
                        Data Services (5)
                  (3) Transfer Agency and Fund Accounting Agreement with Countrywide Fund Services (4)
                  (4)   Transfer  Agency  Agreement  with  Provident   Financial
                        Processing Corporation (8)
            (9)   Opinion of Counsel (7)
            (10)  Not applicable
            (11)  Not applicable
            (12)  No undertaking in effect
            (13)  Rule 12b-1 Plan (2)
            (14)  Not applicable
            (15)  Not applicable

----------
1 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.

2 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.

3 Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.

4 Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.

5 Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on June 15, 1998.

6 Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 29, 1998.

7 Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 13, 1987

8     To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

         In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         With respect to investment advisors, the response to this item is incorporated by reference to their Form ADVs, as amended:

      Herbert R. Smith & Co, Inc.                          File No. 801-7098
      Hodges Capital Management, Inc.                      File No. 801-35811
      Perkins Capital Management, Inc.                     File No. 801-22888
      Osterweis Capital Management                         File No. 801-18395
      Pro-Conscience Funds, Inc.                           File No. 801-43868
      Trent Capital Management, Inc.                       File No. 801-34570
      Academy Capital Management                           File No. 801-27836
      Sena, Weller, Rohs, Williams                         File No. 801-5326
      Leonetti & Associates, Inc.                          File No. 801-36381
      Lighthouse Capital Management                        File No. 801-32168
      Yeager, Wood & Marshall, Inc.                        File No. 801-4995
      Harris Bretall Sullivan & Smith                      File No. 801-7369
      Pzena Investment Management LLC                      File No. 801-50838
      Titan Investment Advisers, LLC                       File No. 801-51306
      Pacific Gemini Partners LLC                          File No. 801-50007
      James C. Edwards & Co., Inc.                         File No. 801-13986
      Duncan-Hurst Capital Management, Inc.                File No. 801-36309
      Progressive Investment Management Corporation        File No. 801-32066

    With respect to United States Trust Company of Boston,  the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management") of Post-Effective Amendment No. 20 to the Registration Statement.

ITEM 27. PRINCIPAL UNDERWRITERS.

         (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund and the Matrix Emerging Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:

                  Advisors Series Trust
                  Brandes Investment Trust
                  Fleming Mutual Fund Group
                  Fremont Mutual Funds
                  Guinness Flight Investment  Funds
                  Jurika & Voyles Fund Group
                  Kayne  Anderson  Mutual Funds
                  Masters'  Select   Investment   Trust
                  O'Shaughnessy Funds, Inc.
                  PIC  Investment  Trust
                  Purisima Funds
                  Rainier   Investment Management  Mutual  Funds
                  RNC Mutual Fund Group
                  UBS Private Investor Funds

     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

         (b)  The officers of First Fund Distributors, Inc. are:

              Robert H. Wadsworth              President & Treasurer
              Eric Banhazl                     Vice President
              Steven J. Paggioli               Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Robert M. Slotky serves as Treasurer of the Registrant.

         c.   Incorporated   by  reference  from  the  Statement  of  Additional
Information filed herewith as Part B.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

         There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

          The registrant undertakes:

            (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

            (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on May 24, 1999.

                                        PROFESSIONALLY MANAGED PORTFOLIOS

                                        By /s/ Steven J. Paggioli
                                          ---------------------------------
                                               Steven J. Paggioli
                                               President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Steven J. Paggioli                   Trustee                    May 24, 1999
---------------------------------
Steven J. Paggioli


/s/ Robert M. Slotky                     Principal Financial        May 24, 1999
---------------------------------        Officer
Robert M. Slotky


Dorothy A. Berry                         Trustee                    May 24, 1999
---------------------------------
*Dorothy A. Berry


Wallace L. Cook                          Trustee                    May 24, 1999
---------------------------------
*Wallace L. Cook


Carl A. Froebel                          Trustee                    May 24, 1999
---------------------------------
*Carl A. Froebel


Rowley W. P. Redington                   Trustee                    May 24, 1999
---------------------------------
*Rowley W. P. Redington


* By /s/ Steven J. Paggioli
    ------------------------------------------------------
    Steven J. Paggioli, Attorney-in-Fact under powers of
    attorney as filed with Post-Effective Amendment No. 20
     to the Registration Statement filed on May 17, 1995